Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended			6 Months Ended
	Oct. 07, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Nov. 23, 2020
Related Party Transaction [Line Items]
Proceeds from related party debt					$ 194,000
Provision for working capital		$ 165,000	$ 165,000		165,000
Due to related party		22,000	12,000		22,000
Cash Paid From Sponsor	$ 25,000
Ordinary shares received (in Shares)	5,750,000
Aggregate shares held by Sponsor (in Shares)	750,000
Due to Related Parties, Current		334,663	11,560		334,663
Support Services Agreement [Member]
Related Party Transaction [Line Items]
Reimbursable expenses					312,500
Due to related party		312,500	104,000		312,500
Related party Service Fees		$ 156,200	156,250		$ 312,500
Due to Related Parties, Current			$ 0
Founder Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares			1 year		1 year
Share price		$ 12.00	$ 12.00		$ 12.00
Number of specific trading days for determining share price			20 days		20 days
Total number of trading days for determining the share price			30 days		30 days
Waiting time after which share price is considered			150 days		150 days
Issued and outstanding shares, percentage	20.00%
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants value		$ 2,000,000	$ 2,000,000		$ 2,000,000
Debt instrument conversion price per share		$ 1.50	$ 1.50		$ 1.50
Sponsor [Member] | Related Party Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face value	$ 300,000
Proceeds from related party debt	60,000
Repayment of related party debt	$ 60,000
Reinvent Capital [Member] | Support Services Agreement [Member]
Related Party Transaction [Line Items]
Fees payable per annum		$ 625,000	$ 625,000		$ 625,000
Reimbursable expenses		$ 28,800			$ 41,200
Due to related party			52,000
Hippo Enterprises Inc And Subsidiaries [Member] | Marketing And Consulting Agreements [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		5.00%			5.00%
Expenses from Transactions with Related Party		$ 1,300,000		$ 1,700,000	$ 2,300,000	$ 3,100,000
REINVENT TECHNOLOGY PARTNERS Z
Related Party Transaction [Line Items]
Proceeds from related party debt			60,000
Repayment of related party debt			60,093
Due to related party			11,500
Due to Related Parties, Current			$ 11,560
Equity Method Investment, Ownership Percentage							20.00%